CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 82,123	$ 111,238
Marketable securities (Note 4)	17,956	14,866
Short-term deposits	672	0
Trade receivables (net of allowances for doubtful accounts of $ 4,033 and $ 5,066 as of December 31, 2012 and 2013, respectively)	201,144	201,886
Other accounts receivable and prepaid expenses (Note 17a)	34,609	38,863
Inventories	2,407	2,149
Total current assets	338,911	369,002
LONG-TERM RECEIVABLES:
Marketable Securities (Note 4)	520	331
Deferred taxes (Note 16e)	13,152	13,618
Prepaid expenses and other accounts receivable	8,761	5,285
Total long-term receivables	22,433	19,234
INVESTMENTS IN AFFILIATED COMPANIES (Note 6)	161,501	3,022
SEVERANCE PAY FUND	68,148	66,799
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,408	21,459
INTANGIBLE ASSETS, NET (Note 9)	39,643	75,260
GOODWILL (Note 8)	227,434	326,860
Total assets as per consolidated balance sheets	877,478	881,636
CURRENT LIABILITIES:
Liabilities to banks (Note 17b)	35,636	23,607
Debentures (Note 11)	0	15,735
Trade payables	52,645	51,943
Deferred revenue	28,454	33,998
Dividend payable	4,565	0
Employees and payroll accrual	54,365	62,089
Other accounts payable (Note 17c)	22,853	30,830
Liabilities in respect of business combinations	12,452	5,808
Total current liabilities	210,970	224,010
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	62,447	64,659
Deferred taxes (Note 16e)	8,157	7,984
Deferred revenue	4,990	1,346
Liability in respect of business combinations	2,871	9,293
Liability in respect of capital lease	1,418	1,733
Accrued severance pay	81,258	81,832
Total long-term liabilities	161,141	166,847
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2d)	23,529	22,117
EQUITY (Note 15):
Formula Systems (1985) equity, Share capital, Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31, 2012 and 2013; Issued: 14,164,620 and 15,287,402 at December 31, 2012 and 2013, respectively. Outstanding: 13,596,000 and 14,718,782 at December 31, 2012 and 2013, respectively	4,181	3,876
Additional paid-in capital	132,325	132,767
Accumulated earnings	186,754	115,778
Accumulated other comprehensive loss	(816)	(7,095)
Treasury shares (568,620 shares as of December 31, 2012 and 2013)	(259)	(259)
Total Formula Systems (1985) shareholders’ equity	322,185	245,067
Non-controlling interests	159,653	223,595
Total equity	481,838	468,662
Total liabilities, redeemable non-controlling interest and equity	$ 877,478	$ 881,636